Related Party Transactions - Summary of Due From/Due To Related Party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transactions
Amounts due from a related party			¥ 253
Amounts due to a related party	¥ 1,350	$ 185
Related Party | Hainan Huiliu
Related Party Transactions
Amounts due from a related party			¥ 253
Amounts due to a related party	¥ 1,350	$ 185